SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Dec. 31, 2016
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

UTSTARCOM HOLDINGS CORP.

VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

For the Years Ended December 31, 2016, 2015, and 2014

Description	Balance at beginning of the period	Charged (credited) to costs and expenses	Credited to other accounts		(Deductions) Adjustments IPTV divestiture	(Deductions) Adjustments (1)	Balance at end of the period
	(in thousands)
Year ended December 31, 2016
Allowance for doubtful accounts	$4,564	$1,564	$—		$—	$(3,789)	$2,339
Tax valuation allowance	$328,397	$(3,016)	$4,142		$—	$—	$329,523
Year ended December 31, 2015
Allowance for doubtful accounts	$10,877	$103	$—		$—	$(6,416)	$4,564
Tax valuation allowance(Restated)	$368,672	$(11,090)	$(29,185	)(3)	$—	$—	$328,397
Year ended December 31, 2014
Allowance for doubtful accounts	$11,063	$49	$—		$—	$(235)	$10,877
Tax valuation allowance	$422,789	$1,824	$(55,941	)(2)	$—	$—	$368,672

(1)	Represents write-offs of allowance for doubtful accounts and foreign exchange adjustments.

(2)	Includes $35.6 million removal of tax valuation allowance for expiration of net operating loss carryforwards in China.

(3)	Includes $3 million removal of tax valuation allowance for expiration of net operating loss carryforwards in China and $27million for utilization of foreign tax credits in US.